UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07582
                                                     ---------

                                THE VALIANT FUND
                 --------------------------------------------
               (Exact name of registrant as specified in charter)

                   221 PENSACOLA BOULEVARD, VENICE, FL, 34285
             ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Denis R. Curcio
                   221 PENSACOLA BOULEVARD, VENICE, FL, 34285
                   ------------------------------------------
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  800-242-9340
                                  ------------

                        Date of fiscal year end: 8/31/07
                                                --------

                        Date of reporting period: 2/28/07
                                                 --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                THE VALIANT FUND





















                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2007

THE VALIANT FUND
Semi-Annual Report - February 28, 2007

Table of Contents



                                                                            Page
-------------------------------------------------- -----------------------------
Fees and Expenses Table                                                       1

U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                             3
Statement of Assets and Liabilities                                           4
Statement of Operations                                                       4
Statements of Changes in Net Assets                                           5
Financial Highlights                                                          6
-------------------------------------------------- -----------------------------

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                             8
Statement of Assets and Liabilities                                          11
Statement of Operations                                                      11
Statements of Changes in Net Assets                                          12
Financial Highlights                                                         13
-------------------------------------------------- -----------------------------

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                            15
Statement of Assets and Liabilities                                          18
Statement of Operations                                                      18
Statements of Changes in Net Assets                                          19
Financial Highlights                                                         20
-------------------------------------------------- -----------------------------


Notes to Financial Statements                                                21
Management of the Trust                                                      28
-------------------------------------------------- -----------------------------

FEES AND EXPENSES (unaudited)


As a shareholder of the Valiant Fund, you incur advisory fees and distribution (12b-1) fees. All other Fund expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended February 28, 2007.

ACTUAL EXPENSES
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Porfolios' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.




----------------------------------------------------------------------------------------------------------------
                                                   Beginning    Ending        Annualized
                                                    Account     Account      Expense Ratio       Expenses Paid
                                                     Value       Value       Based on the         During the
                                                    09/01/06   02/28/07    Six-Month Period    Six-Month Period*
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS A
       Actual                                      $1,000.00   $1,025.28         0.20%               $1.00
       Hypothetical (5% return before expenses)    $1,000.00   $1,023.80         0.20%               $1.00
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS B
       Actual                                      $1,000.00   $1,024.02         0.45%               $2.26
       Hypothetical (5% return before expenses)    $1,000.00   $1,022.56         0.45%               $2.26
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS D
       Actual                                      $1,000.00   $1,022.76         0.70%               $3.51
       Hypothetical (5% return before expenses)    $1,000.00   $1,021.32         0.70%               $3.51
----------------------------------------------------------------------------------------------------------------


                                      -1-

----------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO - CLASS E
       Actual                                      $1,000.00   $1,021.24         1.00%               $5.01
       Hypothetical (5% return before expenses)    $1,000.00   $1,019.84         1.00%               $5.01
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS A
       Actual                                      $1,000.00   $1,031.18         0.20%               $1.01
       Hypothetical (5% return before expenses)    $1,000.00   $1,023.80         0.20%               $1.00
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS B
       Actual                                      $1,000.00   $1,032.92         0.45%               $2.27
       Hypothetical (5% return before expenses)    $1,000.00   $1,022.56         0.45%               $2.26
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS D
       Actual                                      $1,000.00   $1,023.22         0.70%               $3.51
       Hypothetical (5% return before expenses)    $1,000.00   $1,021.32         0.70%               $3.51
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO - CLASS E
       Actual                                      $1,000.00   $1,021.71         1.00%               $5.01
       Hypothetical (5% return before expenses)    $1,000.00   $1,019.84         1.00%               $5.01
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS A
       Actual                                      $1,000.00   $1,016.94         0.20%               $1.00
       Hypothetical (5% return before expenses)    $1,000.00   $1,023.80         0.20%               $1.00
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO - CLASS B
       Actual                                      $1,000.00   $1,015.68         0.45%               $2.25
       Hypothetical (5% return before expenses)    $1,000.00   $1,022.56         0.45%               $2.26
----------------------------------------------------------------------------------------------------------------


* Expenses for each Portfolio are calculated using the portfolio's annualized expense ratio for each fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 02/28/07. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.


THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2007 (unaudited)
                                                               MATURITY  PRINCIPAL
                                                     RATE       DATE       AMOUNT          VALUE
                                                   -------     -------  ------------   ------------
U.S. TREASURY OBLIGATIONS - 57.3%
U.S. Treasury Bill (a) - 40.5%                     4.920%      3/1/07   $ 60,000,000   $ 60,000,000
                                                                                       ------------

U.S. Treasury Note - 16.8%                         3.125     5/15/07      25,000,000     24,909,278
                                                                                       ------------

                                                                                       ------------
Total U.S. TREASURY OBLIGATIONS
  (Amortized Cost $84,909,278)                                                           84,909,278
                                                                                       ------------



REPURCHASE AGREEMENTS - 42.5%
Bank of America, Inc., 5.30%, due 03/01/07,
with a maturity value of $18,002,650
(Collateralized by various 4.485% - 5.5%
  GNMA bonds valued at $18,360,000
  with maturity dates 6/20/19 - 5/16/33)                                  18,000,000     18,000,000

Citigroup, Inc.,  5.29%, due 03/01/07,
with a maturity value of $15,002,204
(Collateralized by various 5.0% - 7.5%
  GNMA bonds valued at $15,300,000
  with maturity dates 12/20/30 - 10/15/36)                                15,000,000     15,000,000

Goldman Sachs Inc., 5.30%, due 03/01/07,
with a maturity value of $15,002,208
(Collateralized by various 0.53% - 4.828%
  GNMA bonds valued at $15,300,001
  with maturity dates 3/16/23 - 8/16/34)                                  15,000,000     15,000,000

UBS Paine Webber, 5.31%, due 03/01/07,
with a maturity value of $15,002,213
(Collateralized by various 5.5% - 6.5%
  GNMA bonds valued at $15,300,151
  with maturity dates 3/20/29 - 1/15/37)                                  15,000,000     15,000,000
                                                                                       ------------

Total REPURCHASE AGREEMENTS
  (Amortized Cost $63,000,000)                                                           63,000,000
                                                                                       ------------


Total Investments
  (Amortized Cost $147,909,278) (b) - 99.8%                                             147,909,278
Other Assets less Liabilities - 0.2%                                                        356,275
                                                                                       ------------
TOTAL NET ASSETS - 100%                                                                $148,265,553
                                                                                       ============



(a) Interest rate represents yield to maturity at purchase.
(b) Cost and value for federal income tax and financial reporting purposes are the same.
GNMA - Government National Mortgage Association

Valiant U.S. Treasury Money Market Portfolio
        U.S. Treasury Obligations                           57.3%
        Repurchase Agreements                               42.5
                                                          ------
                                                            99.8
        Other Assets less Liabilities - (0.2%)               0.2
                                                          ------
                                                           100.0%
                                                          ======


   The accompanying notes are an integral part of these financial statements.


THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2007 (UNAUDITED)

ASSETS:
Investments at value (amortized cost $84,909,278)                 $  84,909,278
Repurchase agreements (amortized cost $63,000,000)                   63,000,000
                                                                  -------------
      Total investments                                             147,909,278
Cash                                                                    624,979
Receivables:
      Interest                                                          238,039
Other assets                                                              2,136
                                                                  -------------
        TOTAL ASSETS                                                148,774,432

LIABILITIES:
Payables:
      Dividends                                                   $     419,300
Accrued expenses and other liabilities:
      Investment manager                                                 23,708
      Distribution and shareholder servicing                             65,871
                                                                  -------------
        TOTAL LIABILITIES                                               508,879
                                                                  -------------
NET ASSETS                                                        $ 148,265,553
                                                                  =============

COMPOSITION OF NET ASSETS:
Capital                                                           $ 148,515,995
Accumulated net realized loss from
       investment transactions                                         (250,442)
                                                                  -------------
NET ASSETS                                                        $ 148,265,553
                                                                  =============

Class A Shares
      Net assets                                                  $   2,148,587
      Shares outstanding (unlimited number
         of shares authorized with no par value)                      2,152,318
      Net Asset Value, Offering Price and
         Redemption Price per share                               $        1.00
                                                                  =============

Class B Shares
      Net assets                                                  $  33,111,094
      Shares outstanding (unlimited number of
         shares authorized with no par value)                        33,166,858
      Net Asset Value, Offering Price and
         Redemption Price per share                               $        1.00
                                                                  =============

Class D Shares
      Net assets                                                  $  74,740,821
      Shares outstanding (unlimited number of
          shares authorized with no par value)                       74,866,748
      Net Asset Value, Offering Price and
         Redemption Price per share                               $        1.00
                                                                  =============

Class E Shares
      Net assets                                                  $  38,265,051
      Shares outstanding (unlimited number of
          shares authorized with no par value)                       38,330,076
      Net Asset Value, Offering Price and
         Redemption Price per share                               $        1.00
                                                                  =============




--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                            $ 4,689,537
                                                                    -----------
     TOTAL INVESTMENT INCOME                                          4,689,537

EXPENSES:
Investment manager                                $   178,554
Distribution and shareholder servicing:
     Class A Shares                                     4,205
     Class B Shares                                    65,321
     Class D Shares                                   190,168
     Class E Shares                                   251,032
Trustees fees                                           4,468
                                                  -----------
     Total expenses before contractual
        fee reimbursements                                              693,748
     Contractual fee reimbursements                                     (27,336)
                                                                    -----------
     NET EXPENSES                                                       666,412
                                                                    -----------
NET INVESTMENT INCOME                                                 4,023,125
                                                                    -----------
NET REALIZED GAIN FROM INVESTMENT
     TRANSACTIONS                                                          --
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS                                                     $ 4,023,125
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.



THE VALIANT FUND
U.S. Treasury Money Market Portfolio

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                                 $   4,023,125    $   7,991,886
      Net realized gain from investment transactions                 --              1,215
                                                            -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            4,023,125        7,993,101
                                                            -------------    -------------

DIVIDENDS:
      Net investment income:
        Class A Shares                                            (60,702)         (54,812)
        Class B Shares                                           (896,448)      (2,596,109)
        Class D Shares                                         (1,731,413)      (4,026,258)
        Class E Shares                                         (1,334,562)      (1,314,707)
                                                            -------------    -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                (4,023,125)      (7,991,886)
                                                            -------------    -------------
DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS (NOTE 4)     (57,053,316)     (29,647,057)
                                                            -------------    -------------
NET DECREASE IN NET ASSETS                                    (57,053,316)     (29,645,842)

NET ASSETS:
      Beginning of period                                     205,318,869      234,964,711
                                                            -------------    -------------
      End of period (including accumulated
        undistributed net investment income of
        $0 and $0, respectively.)                           $ 148,265,553    $ 205,318,869
                                                            =============    =============


   The accompanying notes are an integral part of these financial statements.





THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------


                                            FOR THE
                                        SIX MONTHS ENDED                        FOR THE YEARS ENDED AUGUST 31,
                                        FEBRUARY 28, 2007    --------------------------------------------------------------------
                                          (UNAUDITED)           2006           2005          2004          2003           2002
                                           ----------        ----------     ----------     --------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD       $    1.000        $    1.000     $    1.000     $  1.000     $    1.000     $    1.000
                                           ----------        ----------     ----------     --------     ----------     ----------
INVESTMENT ACTIVITIES
        Net investment income                   0.025             0.043          0.023        0.009          0.012          0.021
                                           ----------        ----------     ----------     --------     ----------     ----------
DIVIDENDS
        Net investment income                  (0.025)           (0.043)        (0.023)      (0.009)        (0.012)        (0.021)
                                           ----------        ----------     ----------     --------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $    1.000        $    1.000     $    1.000     $  1.000     $    1.000     $    1.000
                                           ==========        ==========     ==========     ========     ==========     ==========
TOTAL RETURN (A)                                 4.99%             4.34%          2.31%        0.92%          1.22%          2.05%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)          $    2,149        $    1,531     $    1,186     $    339     $    7,159     $    7,260
Ratio of expenses to average net assets,
   before contractual fee waivers
   and/or expense reimbursements                 0.55%(b)          0.55%          0.55%        0.55%          0.55%          0.55%
Ratio of expenses to average net assets          0.20%(b)          0.20%          0.20%        0.20%          0.20%          0.20%
Ratio of net investment income to
   average net assets                            5.05%(b)          4.23%          2.58%        0.87%          1.21%          2.12%






--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
--------------------------------------------------------------------------------


                                            FOR THE
                                         SIX MONTHS ENDED                          FOR THE YEARS ENDED AUGUST 31,
                                        FEBRUARY 28, 2007  ------------------------------------------------------------------------
                                           (UNAUDITED)         2006           2005          2004            2003           2002
                                           -----------     -----------    -----------    -----------    ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     1.000     $     1.000    $     1.000    $     1.000    $      1.000   $      1.000
                                           -----------     -----------    -----------    -----------    ------------   ------------
INVESTMENT ACTIVITIES
        Net investment income              $     0.024     $     0.040          0.020          0.007           0.010          0.018
                                           -----------     -----------    -----------    -----------    ------------   ------------
DIVIDENDS
        Net investment income              $    (0.024)    $    (0.040)        (0.020)        (0.007)         (0.010)        (0.018)
                                           -----------     -----------    -----------    -----------    ------------   ------------
NET ASSET VALUE, END OF PERIOD             $     1.000     $     1.000    $     1.000    $     1.000    $      1.000   $      1.000
                                           ===========     ===========    ===========    ===========    ============   ============
TOTAL RETURN (A)                                  4.73%           4.08%          2.06%          0.67%           0.96%          1.80%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)          $    33,111     $    48,667    $    85,223    $    89,633    $    126,617   $    146,246
Ratio of expenses to average net assets,
   before contractual
   fee waivers and/or expense
   reimbursements                                0.55%(b)        0.55%          0.55%          0.55%           0.55%          0.55%
Ratio of expenses to average net assets          0.45%(b)        0.45%          0.45%          0.45%           0.45%          0.45%
Ratio of net investment income to
   average net assets                            4.80%(b)        3.94%          2.05%          0.65%           0.95%          1.77%



(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.

(b)  Annualized.


   The accompanying notes are an integral part of these financial statements.




THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS D SHARES
--------------------------------------------------------------------------------


                                             FOR THE
                                         SIX MONTHS ENDED                        FOR THE YEARS ENDED AUGUST 31,
                                        FEBRUARY 28, 2007  ------------------------------------------------------------------------
                                           (UNAUDITED)         2006            2005           2004          2003           2002
                                           -----------     -----------    ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     1.000     $     1.000    $      1.000   $      1.000   $      1.000   $      1.000
                                           -----------     -----------    ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES
        Net investment income              $     0.023     $     0.038           0.018          0.004          0.008          0.015
                                           -----------     -----------    ------------   ------------   ------------   ------------
DIVIDENDS
        Net investment income              $    (0.023)    $    (0.038)         (0.018)        (0.004)        (0.008)        (0.015)
                                           -----------     -----------    ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD             $     1.000     $     1.000    $      1.000   $      1.000   $      1.000   $      1.000
                                           ===========     ===========    ============   ============   ============   ============

TOTAL RETURN (A)                                  4.47%           3.82%           1.80%          0.42%          0.71%          1.54%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)          $    74,741     $    83,743    $    132,938   $    197,640   $    286,191   $    325,896
Ratio of expenses to average net assets,
   before contractual fee waivers
   and/or expense reimbursements                 0.70%(b)        0.70%           0.70%          0.70%          0.70%          0.70%
Ratio of expenses to average net assets          0.70%(b)        0.70%           0.70%          0.70%          0.70%          0.70%
Ratio of net investment income to
   average net assets                            4.55%(b)        3.72%           1.70%          0.41%          0.71%          1.54%




--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS E SHARES
--------------------------------------------------------------------------------




                                             FOR THE
                                        SIX MONTHS ENDED                         FOR THE YEARS ENDED AUGUST 31,
                                        FEBRUARY 28, 2007 -----------------------------------------------------------------------
                                           (UNAUDITED)        2006           2005          2004           2003          2002
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD       $     1.000    $     1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                           -----------    -----------   ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES
        Net investment income              $     0.021    $     0.035          0.015          0.001          0.005          0.013
                                           -----------    -----------   ------------   ------------   ------------   ------------
DIVIDENDS
        Net investment income              $    (0.021)   $    (0.035)        (0.015)        (0.001)        (0.005)        (0.013)
                                           -----------    -----------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD             $     1.000    $     1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                           ===========    ===========   ============   ============   ============   ============
TOTAL RETURN (A)                                  4.16%          3.52%          1.50%          0.12%          0.41%          1.24%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)          $    38,265    $    71,378   $     15,617   $     14,903   $     28,437   $    105,257
Ratio of expenses to average net assets,
   before contractual fee waivers
   and/or expense reimbursements                  1.00%(b)       1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of expenses to average net assets           1.00%(b)       1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of net investment income to
   average net assets                             4.25%(b)       3.82%          1.55%          0.10%          0.48%          1.32%



(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.

(b)  Annualized.

  The accompanying notes are an integral part of these financial statements.



THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2007 (unaudited)
                                                          MATURITY    PRINCIPAL
                                                 RATE      DATE        AMOUNT          VALUE
                                                ------   --------   ------------    -----------
COMMERCIAL PAPER - 34.2%
Commercial Banks - 4.5%
Anglo Irish Bank Corp.                           5.26%   04/11/07   $ 20,000,000   $ 19,880,303
                                                                                   ------------

EDUCATION - 1.2%
Tennessee School Board Authority                 5.33    03/14/07      5,388,000      5,388,000
                                                                                   ------------

INDUSTRIES - 2.5%
Walnut Energy Center Authority                   5.25    05/15/07     10,800,000     10,681,875
                                                                                   ------------

SPECIAL PURPOSE ENTITY - 22.8%
Chesham Finance                                  5.25    04/10/07     20,000,000     19,883,222
Market Street Funding                            5.28    03/19/07     20,000,000     19,947,200
Sheffield Receivables Corp.                      5.26    03/22/07     20,000,000     19,938,633
Three Rivers Funding Corp.                       5.26    03/22/07     20,000,000     19,938,634
Windmill Funding  Corp.                          5.26    03/06/07     20,000,000     19,985,389
                                                                                   ------------
                                                                                     99,693,078
                                                                                   ------------
US MUNICIPALS - 3.2%
Catholic  Health Initiatives                     5.35    03/14/07     14,000,000     14,000,000
                                                                                   ------------

TOTAL COMMERCIAL PAPER
   (AMORTIZED COST $149,643,256)                                                    149,643,256
                                                                                   ------------

CORPORATE OBLIGATIONS* - 14.9%
FINANCIAL SERVICES - 6.9%
Bank of America                                  5.32    03/01/07     10,000,000     10,000,000
Merrill Lynch & Co.                              5.29    03/14/07     10,000,000     10,000,000
Royal Bank of Canada                             5.40    11/09/07     10,000,000     10,000,000
Vista Funding                                    5.64    03/01/07        400,000        400,000
                                                                                   ------------
                                                                                     30,400,000
                                                                                   ------------
FOOD - 0.1%
Jacksons Food Stores, Inc.                       5.37    03/01/07        498,000        498,000
                                                                                   ------------

HEALTH SERVICES - 1.0%
Gastroenterology Associates, LLC                 5.32    03/01/07      2,105,000      2,105,000
Louisiana Endoscopy                              5.32    03/01/07      1,380,000      1,380,000
Riverview Medical Office Building                5.36    03/01/07        700,000        700,000
                                                                                   ------------
                                                                                      4,185,000
                                                                                   ------------
LEISURE - 0.7%
Commonwealth Country Club, Ltd.                  5.36    03/01/07      3,000,000      3,000,000
                                                                                   ------------
REAL ESTATE - 1.6%
208 Associates LLC                               5.37    03/01/07        765,000        765,000
Aztec Properties LLC                             5.34    03/01/07      1,893,000      1,893,000
CMW Real Estate LLC                              5.36    03/01/07      2,090,000      2,090,000
El Dorado Enterprises of Miami FL                5.44    03/01/07        110,000        110,000
G & J Properties II                              5.37    03/01/07        850,000        850,000
Ordeal Properties LLC                            5.37    03/01/07      1,210,000      1,210,000
                                                                                   ------------
                                                                                      6,918,000
                                                                                   ------------

  The accompanying notes are an integral part of these financial statements.


                                      -8-

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2007 (unaudited)
                                                          MATURITY    PRINCIPAL
                                                 RATE      DATE        AMOUNT          VALUE
                                                ------   --------   ------------    -----------

SPECIAL PURPOSE ENTITY - 4.6%
Barry-Wehmiller Group                            5.37%   03/01/07   $    990,000   $    990,000
Best One Tire & Service                          5.37    03/01/07        800,000        800,000
Butler County, Surgical Properties               5.37    03/01/07      1,310,000      1,310,000
Chuo Mubea Suspe Chuomuo                         5.37    03/01/07        275,000        275,000
Denver LLC                                       5.64    03/01/07        360,000        360,000
Exal Corp.                                       5.37    03/01/07      1,195,000      1,195,000
FE LLC                                           5.35    03/01/07        850,000        850,000
GCG Portage LLC                                  5.42    03/01/07      1,125,000      1,125,000
GMC Financing, LLC                               5.32    03/01/07      2,615,000      2,615,000
ISO Building LLC                                 5.37    03/01/07        800,000        800,000
K. C. Jordan & Associates                        5.37    03/01/07        700,000        700,000
MMR Development Co.                              5.37    03/01/07      1,050,000      1,050,000
Physicians Center LP                             5.32    03/01/07      3,010,000      3,010,000
Taylor Steel, Inc.                               5.37    03/01/07      1,885,000      1,885,000
Village Enterprises                              5.37    03/01/07        970,000        970,000
Wellington Green LLC                             5.37    03/01/07      2,060,000      2,060,000
                                                                                   ------------
                                                                                     19,995,000
                                                                                   ------------
TOTAL CORPORATE OBLIGATIONS
   (Amortized Cost $64,996,000)                                                      64,996,000
                                                                                   ------------

CERTIFICATE OF DEPOSIT - 24.0%
BANKING - 24.0%
CALYON Bank                                      5.43    06/04/07     10,000,000     10,000,125
Citibank                                         5.32    03/20/07     20,000,000     20,000,000
Credit Industrial                                5.33    07/16/07     20,000,000     20,000,000
First Tennessee Bank                             5.31    04/09/07     15,000,000     15,000,000
Svenska Handelsbanken                            5.37    10/26/07     10,000,000      9,998,426
Wells Fargo                                      5.25    04/20/07     10,000,000     10,000,000
Wilmington Trust                                 5.32    06/12/07     20,000,000     20,000,000
                                                                                   ------------
TOTAL CERTIFICATE OF DEPOSIT
   (Amortized Cost $104,998,551)                                                    104,998,551
                                                                                   ------------

MUNICIPAL NOTES AND BONDS* - 3.6%

ILLINOIS - 1.3%
Cook County Illinois  School District            5.40    12/01/07      1,000,000      1,000,000
Upper Illinois River Valley
   Development Authority                         5.32    03/01/07      4,595,000      4,595,000
                                                                                   ------------
                                                                                      5,595,000
                                                                                   ------------
MICHIGAN - 0.6%
Michigan City Industrial
   Economic Development Revenue                  5.37    03/01/07      1,205,000      1,205,000
Michigan Public Education
   Facilities Authority Revenue                  5.70    08/31/07      1,630,000      1,630,000
                                                                                   ------------
                                                                                      2,835,000
                                                                                   ------------
NEW YORK - 1.0%
Baird Properties LLC                             5.39    03/01/07      1,725,000      1,725,000
IHA Capital Development Corp.                    5.37    03/01/07      1,500,000      1,500,000
New York City NY Individual
   Development Agycivic Facility Revenue         5.31    03/01/07      1,435,000      1,435,000
                                                                                   ------------
                                                                                      4,660,000
                                                                                   ------------
OHIO - 0.6%
Hopkins Waterhouse LLC                           5.36    03/01/07        740,000        740,000
Mercer County, HealthCare Facilities             5.37    03/02/07      1,825,000      1,825,000
                                                                                   ------------
                                                                                      2,565,000
                                                                                   ------------
VIRGINIA - 0.1%
Ashland Industrial Development Authority         5.54    03/01/07        290,000        290,000
                                                                                   ------------

                                                                                   ------------
TOTAL MUNICIPAL NOTES AND BONDS
   (Amortized Cost $15,945,000)                                                      15,945,000
                                                                                   ------------

   The accompanying notes are an integral part of these financial statements.


                                      -9-

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2007 (unaudited)
                                                          MATURITY    PRINCIPAL
                                                 RATE      DATE        AMOUNT          VALUE
                                                ------   --------   ------------    -----------
TIME DEPOSIT - 4.6%
Rabo Bank                                        5.32%   03/01/07   $ 20,000,000   $ 20,000,000
                                                                                   ------------
Total TIME DEPOSIT
   (Amortized Cost $20,000,000)                                                      20,000,000
                                                                                   ------------


REPURCHASE AGREEMENT - 18.6%
Bank of America, Inc., 5.30%, due 03/01/07,
   with a maturity value of $81,411,984.
(Collateralized by various 0.88% - 5.57%
   GNMA bonds valued at $83,028,001
with maturity dates 6/20/18 - 7/16/40)                                81,400,000     81,400,000
                                                                                   ------------
Total REPURCHASE AGREEMENTS
   (Amortized Cost $81,400,000)                                                      81,400,000
                                                                                   ------------


Total Investments
   (Amortized Cost $436,982,807) (a) - 99.9%                                        436,982,807
Other Assets less Liabilities - 0.1%                                                    653,887
                                                                                   ------------
TOTAL NET ASSETS - 100%                                                            $437,636,694
                                                                                   ============


------------
*    Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.
     The rate shown represents the rate in effect at February 28, 2007. Maturity date shown reflects next rate change date.
(a)  The cost of investments for federal income tax purposes at February 28,
     2007 is $436,983,474.

GNMA  - Government National Mortgage Association
LLC   - Limited Liability Corporation
LP    - Limited Partnership


VALIANT GENERAL MONEY MARKET PORTFOLIO
        Commercial Paper                         34.2%
        Corporate Obligations                    14.9
        Certificate of Deposit                   24.0
        Municipal Notes and Bonds                 3.6
        Time Deposit                              4.6
        Repurchase Agreement                     18.6
                                                ------
                                                 99.9
 Other Assets less Liabilities                    0.1
                                                ------
                                                100.0%
                                                ======


   The accompanying notes are an integral part of these financial statements.



THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2007 (UNAUDITED)

ASSETS:
Investments, at value (amortized cost $355,582,807)               $ 355,582,807

Repurchase agreements (amortized cost $81,400,000)                   81,400,000
                                                                  -------------
      Total investments                                             436,982,807
Cash                                                                     55,318
Receivables:
      Interest                                                        2,272,840
Other assets                                                                101
                                                                  -------------
       TOTAL ASSETS                                                 439,311,066

LIABILITIES:
Payables:

      Dividends                                                   $   1,563,740
Accrued expenses and other liabilities:
      Investment manager                                                 62,383
      Distribution and shareholder servicing                             48,249
                                                                  -------------

        TOTAL LIABILITIES                                             1,674,372
                                                                  -------------
NET ASSETS                                                        $ 437,636,694
                                                                  =============




COMPOSITION OF NET ASSETS:

Capital                                                           $ 437,690,250
Accumulated net realized loss from
       investment transactions                                          (53,556)
                                                                  -------------
NET ASSETS                                                        $ 437,636,694
                                                                  =============


Class A Shares
      Net assets                                                  $ 334,878,337
      Shares outstanding (unlimited number
         of shares authorized with no par value)                    334,936,249
      Net Asset Value, Offering Price and
         Redemption Price per share                               $        1.00
                                                                  =============

Class B Shares
      Net assets                                                  $   1,310,675
      Shares outstanding (unlimited number
         of shares authorized with no par value)                      1,310,929
      Net Asset Value, Offering Price and
         Redemption Price per share                               $        1.00
                                                                  =============

Class D Shares
      Net assets                                                  $  65,049,289
      Shares outstanding (unlimited number
         of shares authorized with no par value)                     65,061,513
      Net Asset Value, Offering Price and
         Redemption Price per share                               $        1.00
                                                                  =============

Class E Shares
      Net assets                                                  $  36,398,393
      Shares outstanding (unlimited number
         of shares authorized with no par value)                     36,410,827
      Net Asset Value, Offering Price and
         Redemption Price per share                               $        1.00
                                                                  =============



--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                           $ 11,485,723
                                                                   ------------
    TOTAL INVESTMENT INCOME                                          11,485,723


EXPENSES:
Investment manager                                                 $    430,332
Distribution and shareholder servicing:
    Class A Shares                                                      568,805

    Class B Shares                                                        1,998
    Class D Shares                                                      166,096
    Class E Shares                                                      150,881
Trustees fees                                                            11,955
                                                                   ------------
    Total expenses before contractual
       fee reimbursements                                             1,330,067
    Contractual fee waivers and
       expense reimbursements                                          (581,331)

                                                                   ------------
    NET EXPENSES                                                        748,736
                                                                   ------------

NET INVESTMENT INCOME                                                10,736,987
                                                                   ------------
NET REALIZED GAIN FROM INVESTMENT
    TRANSACTIONS                                                            286
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                     $ 10,737,273
                                                                   ============


     The accompanying notes are an integral part of these financial statements.


THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE           FOR THE
                                               SIX MONTHS ENDED     YEAR ENDED
                                              FEBRUARY 28, 2007  AUGUST 31, 2006
                                              -----------------  ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                      $  10,736,987    $  20,210,907
      Net realized gain/(loss)
        from investment transactions                       286             (667)
                                                 -------------    -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                  10,737,273       20,210,240
                                                 -------------    -------------

DIVIDENDS:
      Net investment income:
        Class A Shares                              (8,349,749)     (16,401,785)
        Class B Shares                                 (27,900)          (3,947)
        Class D Shares                              (1,540,906)      (2,533,211)
        Class E Shares                                (818,432)      (1,271,964)
                                                 -------------    -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                    (10,736,987)     (20,210,907)
                                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS (NOTE 4)               15,897,114       58,348,826
                                                 -------------    -------------
                                                 -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS               15,897,400       58,348,159

NET ASSETS:
      Beginning of year                            421,739,294      369,391,135
                                                 -------------    -------------
                                                 -------------    -------------
      End of year (including accumulated
        undistributed net investment income of
        $0 and $0, respectively)                 $ 437,636,694    $ 421,739,294
                                                 =============    =============



   The accompanying notes are an integral part of these financial statements.


THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------


                                             FOR THE
                                        SIX MONTHS ENDED                      FOR THE YEARS ENDED AUGUST 31,
                                        FEBRUARY 28, 2007  -----------------------------------------------------------------------
                                          (UNAUDITED)          2006           2005          2004           2003           2002
                                          ------------     -----------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Year        $      1.000    $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                          ------------    ------------   ------------   ------------   ------------   ------------
Investment Activities
        Net investment income             $      0.025    $      0.044          0.024          0.010          0.013          0.022
                                          ------------    ------------   ------------   ------------   ------------   ------------
Dividends
        Net investment income             $     (0.025)   $     (0.044)        (0.024)        (0.010)        (0.013)        (0.022)
                                          ------------    ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Year              $      1.000    $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                          ============    ============   ============   ============   ============   ============
Total Return (a)                                  5.09%           4.45%          2.42%          1.01%          1.29%          2.24%
Ratios/Supplementary Data:
Net Assets at end of period (000)         $    334,878    $    317,711   $    273,911   $    256,923   $    364,392   $    357,676
Ratio of expenses to average
   net assets, before contractual
   fee waivers and/or expense
   reimbursements                                 0.55%(b)        0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of expenses to average net assets           0.20%(b)        0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of net investment income to
   average net assets                             5.14%(b)        4.46%          2.40%          0.99%          1.28%          2.22%



--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS B SHARES
--------------------------------------------------------------------------------


                                             FOR THE
                                        SIX MONTHS ENDED                      FOR THE YEARS ENDED AUGUST 31,
                                        FEBRUARY 28, 2007  -----------------------------------------------------------------------
                                          (UNAUDITED)          2006           2005          2004           2003           2002
                                          ------------     -----------   ------------   ------------   ------------   ------------
Financial Highlights, Class B Shares

Net Asset Value, Beginning of Year        $      1.000    $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                          ------------    ------------   ------------   ------------   ------------   ------------
Investment Activities
        Net investment income             $      0.024    $      0.041          0.021          0.008          0.010          0.019
                                          ------------    ------------   ------------   ------------   ------------   ------------
Dividends
        Net investment income             $     (0.024)   $     (0.041)        (0.021)        (0.008)        (0.010)        (0.019)
                                          ------------    ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Year              $      1.000    $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                          ============    ============   ============   ============   ============   ============
Total Return (a)                                  4.83%           4.22%          2.16%          0.76%          1.04%          1.98%
Ratios/Supplementary Data:
Net Assets at end of period (000)         $      1,311    $         98   $        103   $      5,064   $     10,620   $     15,719
Ratio of expenses to average
   net assets, before contractual
   fee waivers and/or expense
   reimbursements                                 0.55%(b)        0.55%          0.55%          0.50%          0.55%          0.55%
Ratio of expenses to average net assets           0.45%(b)        0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income
   to average net assets                          4.89%(b)        4.12%          1.53%          0.74%          1.03%          1.91%


(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.

(b) Annualized.



The accompanying notes are an integral part of these financial statements.


THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS D SHARES
--------------------------------------------------------------------------------


                                             FOR THE
                                        SIX MONTHS ENDED                      FOR THE YEARS ENDED AUGUST 31,
                                        FEBRUARY 28, 2007  -----------------------------------------------------------------------
                                          (UNAUDITED)          2006           2005          2004           2003           2002
                                          ------------     -----------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Year        $      1.000     $      1.000   $      1.000   $      1.000   $      1.000     $    1.000
                                          ------------     ------------   ------------   ------------   ------------     ----------
Investment Activities
        Net investment income             $      0.023     $      0.039          0.019          0.005          0.007          0.016
                                          ------------     ------------   ------------   ------------   ------------
Dividends
        Net investment income             $     (0.023)    $     (0.039)        (0.019)        (0.005)        (0.007)        (0.016)
                                          ------------     ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Year              $      1.000     $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                          ============     ============   ============   ============   ============   ============
Total Return (a)                                  4.57%            3.96%          1.91%          0.50%          0.79%          1.73%
Ratios/Supplementary Data:
Net Assets at end of period (000)         $     65,049     $     65,177   $     53,722   $     59,116   $     74,943   $     40,662
Ratio of expenses to average
   net assets, before contractual
   fee waivers and/or expense
   reimbursements                                 0.70%(b)         0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of expenses to average net assets           0.70%(b)         0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income to
   average net assets                             4.64%(b)         3.95%          1.87%          0.50%          0.73%          1.55%






--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS E SHARES
--------------------------------------------------------------------------------


                                             FOR THE
                                        SIX MONTHS ENDED                      FOR THE YEARS ENDED AUGUST 31,
                                        FEBRUARY 28, 2007  -----------------------------------------------------------------------
                                          (UNAUDITED)          2006           2005          2004           2003           2002
                                          ------------     -----------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Year        $      1.000     $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                                           ------------   ------------   ------------   ------------   ------------
Investment Activities
        Net investment income             $      0.022     $      0.036          0.016          0.002          0.005          0.014
Dividends
        Net investment income             $     (0.022)    $     (0.036)        (0.016)        (0.002)        (0.005)        (0.014)
                                                           ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Year              $      1.000     $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                                           ============   ============   ============   ============   ============
Total Return (a)                                 4.26%             3.65%          1.61%          0.20%          0.49%          1.42%
Ratios/Supplementary Data:
Net Assets at end of period (000)         $     36,399     $     38,753   $     35,655   $     47,050   $     58,005   $     83,742
Ratio of expenses to average
   net assets, before contractual
   fee waivers and/or expense
   reimbursements                                 1.00%(b)         1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of expenses to average net assets           1.00%(b)         1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of net investment income
   to average net assets                          4.34%(b)         3.61%          1.54%          0.20%          0.51%          1.45%




(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends.

(b) Annualized.

The accompanying notes are an integral part of these financial statements.



THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2007 (unaudited)
                                                                                                MATURITY      PRINCIPAL
                                                                          RATE        DATE       AMOUNT         VALUE
                                                                         ------    --------   ------------   ------------
COMMERCIAL PAPER -6.3%
FLORIDA - 6.3%
Jacksonville Health Facilities Authority Hospital                         3.60%    04/09/07   $  5,000,000   $  5,000,000
Sarasota County Public Hospital, LOC Suntrust Bank                        3.52     03/06/07      4,050,000      4,050,000
                                                                                                             ------------
TOTAL COMMERCIAL PAPER (Amortized Cost $9,050,000)                                                              9,050,000
                                                                                                             ------------

MUNICIPAL BONDS AND NOTES - 9.5%
Ohio - 2.2%
Adams County  Local School District Anticipatory Notes                    4.40     05/15/07      3,150,000      3,154,804
                                                                                                             ------------

PENNSYLVANIA -5.3%
Delaware County                                                           3.63     06/13/07      7,625,000      7,625,000
                                                                                                             ------------

WISCONSIN - 2.0%
St. Francis School District Anticipatory Notes                            3.75     11/01/07      2,800,000      2,801,807
                                                                                                             ------------
TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $13,581,611)                                                   13,581,611
                                                                                                             ------------

VARIABLE MUNICIPAL BONDS* - 83.8%
ALABAMA - 3.9%
Birmingham Alabama Special Care Facilities Authority Revenues             3.68     03/01/07      2,500,000      2,500,000
Jefferson County Public Park and Recreation Board Revenue                 3.69     03/01/07      2,000,000      2,000,000
Montgomery Individual Development Board  of
  Pollution Control and Solid Waste Disposal                              3.63     03/01/07      1,000,000      1,000,000
                                                                                                             ------------
                                                                                                                5,500,000
                                                                                                             ------------
CONNECTICUt - 4.7%
Connecticut State Health and Educational Facilities
  Authority Revenue                                                       3.62     03/01/07      5,155,000      5,155,000
Connecticut State Special Tax Obligation Revenue,
  Series 1                                                                3.53     03/07/07      1,500,000      1,500,000
                                                                                                             ------------
                                                                                                                6,655,000
                                                                                                             ------------
FLORIDA - 36.0%
ABN AMRO Munitops Certificates of  Trust                                  3.69     03/01/07      3,650,000      3,650,000
ABN AMRO Munitops Certificates of  Trust, 144A                            3.69     03/01/07      3,500,000      3,500,000
Dade County Individual Development Authority, Series B                    3.39     03/07/07      1,000,000      1,000,000
Dade County Water and Sewer Systems Revenue                               3.51     03/07/07      2,500,000      2,500,000
Florida Housing Finance Corp., Multi - Family Revenue,
  Charleston, Series I-A                                                  3.66     03/01/07      6,750,000      6,750,000
Florida State Board of Education                                          3.70     03/01/07      5,955,000      5,955,000
Florida State Municipal Power Agency Revenue, Stanton Project             3.52     03/07/07      1,000,000      1,000,000
Halifax Hospital Medical Center, Health Care Facilities Revenue           3.52     03/07/07      1,200,000      1,200,000
Jacksonville Economic Development Commission Health Care
  Facilities Revenue, Series A
   LOC Fortis Banque Belgium, JP Morgan Chase Bank                        3.68     03/01/07      2,000,000      2,000,000
Lee County Industrial Development  Authority
  Healthcare Facility                                                     3.69     03/02/07      2,740,000      2,740,000
Marion County Hospital District Revenue                                   3.54     03/07/07      5,275,000      5,275,000
Orange County HFA Multifamily Revenue, Series E                           3.54     03/07/07      1,800,000      1,800,000
Orange County Industrial Development Authority,
  IDR, LOC U.S. Bank Trust N.A.                                           4.00     04/01/07      1,325,000      1,325,000
Pinellas County Health Facilities
  Authority Revenue                                                       3.70     03/01/07      1,910,000      1,910,000
Polk County School Board COP, Series A                                    3.64     03/01/07      2,000,000      2,000,000
Port Orange Revenue, Palmer College Project,
  LOC Lasalle Bank N.A.                                                   3.66     03/01/07      4,500,000      4,500,000
Tampa Health Care Facilities Revenue,
  Lifelink Foundation, Inc. Project                                       3.66     03/07/07      1,400,000      1,400,000
Volusia County Educational Facility
  Authority Revenue                                                       3.71     03/01/07      3,145,000      3,145,000
                                                                                                             ------------
                                                                                                               51,650,000
                                                                                                             ------------
The accompanying notes are an integral part of these financial statements.

                                      -15-

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2007 (unaudited)
                                                                                                MATURITY      PRINCIPAL
                                                                          RATE        DATE       AMOUNT         VALUE
                                                                         ------    --------   ------------   ------------
GEORGIA - 2.9%
De Kalb County Housing Authority
  Multifamily Housing Revenue                                             3.57%    03/07/07   $  4,200,000   $  4,200,000
                                                                                                             ------------

ILLINOIS - 3.2%
Channahon Revenue, Series B                                               3.67     03/01/07      2,000,000      2,000,000
Illinois State Series B                                                   3.53     03/07/07      2,500,000      2,500,000
                                                                                                             ------------
                                                                                                                4,500,000
                                                                                                             ------------

KENTUCKY - 3.3%
Jeffersontown Lease Program Revenue                                       3.64     03/07/07      1,370,000      1,370,000
Morehead League of Cities Funding Trust,
   Lease Program Revenue, Series A                                        3.69     03/02/07      1,400,000      1,400,000
Richmond League  of Cities Funding Trusts,
  Lease Program Revenue, Series A                                         3.69     03/02/07      2,000,000      2,000,000
                                                                                                             ------------
                                                                                                                4,770,000
                                                                                                             ------------

LOUISIANA - 8.1%
East Baton Rouge Parish La Pollution Control Revenue                      3.61     03/01/07      6,750,000      6,750,000
Plaquemines Port La Harbor & Terminal
  District Port Facilities Revenue                                        3.85     08/31/07      4,895,000      4,895,000
                                                                                                             ------------
                                                                                                               11,645,000
                                                                                                             ------------

MISSOURI - 1.3%
Missouri St. Health And Educational Facilities
  Authority Health Facilities Revenue                                     3.66     03/01/07      1,900,000      1,900,000
                                                                                                             ------------

NORTH CAROLINA - 4.1%
Mecklenburg County Partnership                                            3.60     03/01/07      2,000,000      2,000,000
University of North Carolina Revenues, Series B                           3.50     03/07/07      3,895,000      3,895,000
                                                                                                             ------------
                                                                                                                5,895,000
                                                                                                             ------------

NEBRASKA - 2.4%
Creighton University Educational Finance Authority Revenue                3.63     03/01/07      2,100,000      2,100,000
Nebraska Educational Finance Authority Revenue                            3.64     03/01/07      1,375,000      1,375,000
                                                                                                             ------------
                                                                                                                3,475,000
                                                                                                             ------------

NEW YORK - 2.7%
New York City Transitional Finance Authority                              3.60     03/01/07      3,900,000      3,900,000
                                                                                                             ------------

PUERTO RICO - 1.1%
Puerto Rico Individual, Medical & Environmental
  Pollution Control Facilities Financing Authority                        3.55     03/01/07      1,500,000      1,500,000
                                                                                                             ------------


TEXAS - 4.8%
Harris County Health Facilities Development
  Corporation Special Facilities Revenue                                  3.64     03/01/07      1,900,000      1,900,000
North Central Texas Health Facilities Development
  Corporation Revenue                                                     3.63     03/01/07      1,000,000      1,000,000
Richardson Independent School District                                    3.66     03/01/07      1,500,000      1,500,000
Texas Transportation Common Revenue, Series B                             3.52     03/07/07      2,500,000      2,500,000
                                                                                                             ------------
                                                                                                                6,900,000
                                                                                                             ------------
UTAH - 0.7%
Emery County Pollution Control Revenue                                    3.64     03/01/07      1,050,000      1,050,000
                                                                                                             ------------

The accompanying notes are an integral part of these financial statements.


                                      -16-

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2007 (unaudited)
                                                                                                MATURITY      PRINCIPAL
                                                                          RATE        DATE       AMOUNT         VALUE
                                                                         ------    --------   ------------   ------------
VIRGINIA - 3.2%
Loudoun County Development Authority Revenue                              3.65%    03/01/07   $  3,000,000   $  3,000,000
Loudoun County Development Authority Revenue                              3.63     03/01/07      1,620,000      1,620,000
                                                                                                             ------------
                                                                                                                4,620,000
                                                                                                             ------------
WASHINGTON - 1.4%
King County Putters-Series 1184                                           3.70     03/01/07      1,995,000      1,995,000
                                                                                                             ------------

TOTAL VARIABLE MUNICIPAL BONDS
  (AMORTIZED COST $120,155,000)                                                                               120,155,000
                                                                                                             ------------

TOTAL INVESTMENTS (AMORTIZED COST $142,786,611) (a) - 99.6%                                                   142,786,611
OTHER ASSETS LESS LIABILITIES - 0.4%                                                                              610,453
                                                                                                             ------------
TOTAL NET ASSETS - 100%                                                                                      $143,397,064
                                                                                                             ============



* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.
     The rate shown represents the rate in effect at February 28, 2007. The maturity date shown reflects next rate change date.

Series 144A securities were purchased pursuant to Rule 144A under the Securities
Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

COP - Certificates of Participation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
TAN - Tax Anticipation Note

Valiant Tax-Exempt Money Market Portfolio
        Commercial Paper                      6.3 %
        Municipal Bonds and Notes             9.5
        Variable Municipal Notes             83.8
                                            -----
                                             99.6
        Other Assets less Liabilities         0.4
                                            -----
                                            100.0%
                                            =====

The accompanying notes are an integral part of these financial statements.


THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2007 (UNAUDITED)

ASSETS:
Investments, at value (amortized cost $142,786,611)                                  $ 142,786,611
Cash                                                                                       200,941
Receivables:
      Interest                                                                             836,348
Other assets                                                                                   280
                                                                                     -------------
       TOTAL ASSETS                                                                    143,824,180
                                                                                     -------------

LIABILITIES:
Payables:
      Dividends                                                                      $     402,070
Accrued expenses and other liabilities:
      Investment manager                                                                    24,066
      Distribution and shareholder servicing                                                   980
                                                                                     -------------
        TOTAL LIABILITIES                                                                  427,116
                                                                                     -------------
NET ASSETS                                                                           $ 143,397,064
                                                                                     =============


COMPOSITION OF NET ASSETS:
Capital                                                                              $ 143,441,939
Accumulated net realized loss from
      investment transactions                                                              (44,875)
                                                                                     -------------
NET ASSETS                                                                           $ 143,397,064
                                                                                     =============

Class A Shares
      Net Assets                                                                     $ 140,800,668
      Shares outstanding (unlimited number of shares authorized with no par value)     140,936,307
      Net Asset Value, Offering Price and
         Redemption Price per share                                                  $        1.00
                                                                                     =============

Class B Shares
      Net Assets                                                                     $   2,596,396
      Shares outstanding (unlimited number of shares authorized with no par value)       2,602,573
      Net Asset Value, Offering Price and
         Redemption Price per share                                                  $        1.00
                                                                                     =============






--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                          $ 2,616,097
                                                                  -----------
    Total Investment Income                                         2,616,097

Expenses:
Investment manager                              $   145,640
Distribution and shareholder servicing:
    Class A Shares                                  250,919
    Class B Shares                                    3,951
Trustees fees                                         3,578
                                                -----------
    Total expenses before contractual
       fee reimbursements                                         $   404,088

    Contractual fee waivers and
       expense reimbursements                                        (255,626)
                                                                  -----------
    Net Expenses                                                      148,462
                                                                  -----------
Net Investment Income                                               2,467,635
                                                                  -----------
Net realized gain from investment
    transactions                                                         --
                                                                  -----------
Net increase in net assets resulting from
    operations                                                    $ 2,467,635
                                                                  ===========


The Valiant Fund
Tax-Exempt Money Market Portfolio

Statements of Changes in Net Assets


 The accompanying notes are an integral part of these financial statements.


THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE SIX        FOR THE SIX
                                                                MONTHS ENDED       MONTHS ENDED
                                                                FEBRUARY 28,        AUGUST 31,
                                                                   2007               2006
                                                                -------------    -------------


INVESTMENT ACTIVITIES:
OPERATIONS:
      Net investment income                                     $   2,467,635    $   5,228,446
      Net realized gain from investment transactions                     --               --
                                                                -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                2,467,635        5,228,446
                                                                -------------    -------------

DIVIDENDS:
      Net investment income:
        Class A Shares                                             (2,432,220)      (5,128,154)
        Class B Shares                                                (35,415)        (100,292)
                                                                -------------    -------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                    (2,467,635)      (5,228,446)
                                                                -------------    -------------
INCREASE IN NET ASSETS FROM
  CAPITAL TRANSACTIONS (NOTE 4)                                   (19,587,960)      15,411,588
                                                                -------------    -------------
NET INCREASE IN NET ASSETS                                        (19,587,960)      15,411,588

NET ASSETS:
      Beginning of year                                           162,985,024      147,573,436
                                                               -------------    -------------
      End of year (including accumulated undistributed
            net investment income of $0 and $0, respectively)   $ 143,397,064    $ 162,985,024
                                                                =============    =============

 The accompanying notes are an integral part of these financial statements.



THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
FINACIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------


                                             FOR THE
                                        SIX MONTHS ENDED                      FOR THE YEARS ENDED AUGUST 31,
                                       FEBRUARY 28, 2007  ------------------------------------------------------------------------
                                           (unaudited)        2006            2005          2004           2003          2002
                                          ------------    ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Year        $      1.000    $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                          ------------    ------------   ------------   ------------   ------------   ------------
Investment Activities
        Net investment income             $      0.017    $      0.029          0.018          0.008          0.014          0.015
                                          ------------    ------------   ------------   ------------   ------------   ------------
Dividends
        Net investment income             $     (0.017)   $     (0.029)        (0.018)        (0.008)        (0.014)        (0.015)
                                          ------------    ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Year              $      1.000    $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                          ============    ============   ============   ============   ============   ============
Total Return (a)                                  3.36%           2.99%          1.79%          0.83%          1.03%          1.49%
Ratios/Supplementary Data:
Net Assets at end of period (000)         $    140,801    $    160,332   $    143,821   $    123,388   $    142,519   $    174,104
Ratio of expenses to average
   net assets, before contractual
   fee waivers and/or expense
   reimbursements                                 0.55%(c)        0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of expenses to average net assets           0.20%(c)        0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of net investment income
   to average net assets                          3.39%(c)        2.96%          1.80%          0.83%          1.02%          1.47%




--------------------------------------------------------------------------------
FINACIAL HIGHLIGHTS, CLASS B SHARES
--------------------------------------------------------------------------------



                                           FOR THE             FOR THE YEARS ENDED       FOR THE PERIOD
                                       SIX MONTHS ENDED   ---------------------------- FEBRUARY 25, 3004(b)
                                       FEBRUARY 28, 2007     AUGUST 31,     AUGUST 31,    AUGUST 31,
                                         (unaudited)           2006            2005        TO 2004
                                        ------------      ---------------------------   ------------






Net Asset Value, Beginning of Period      $      1.000    $      1.000   $      1.000   $      1.000
                                          ------------    ------------   ------------   ------------
Investment Activities
        Net investment income                    0.016           0.027          0.015          0.003
Dividends
        Net investment income                   (0.016)         (0.027)        (0.015)        (0.003)
                                         -------------    ------------   ------------   ------------
Net Asset Value, End of Period           $      1.000     $      1.000   $      1.000   $      1.000
                                         ============     ============   ============   ============
Total Return (a)                                 3.10%            2.73%          1.54%          0.31%
Ratios/Supplementary Data:
Net Assets at end of period (000)        $      2,596     $      2,653   $      3,752   $     14,200
Ratio of expenses to average
   net assets, before contractual
   fee waivers and/or expense
   reimbursements                                 0.55%(c)        0.55%          0.55%          0.55%(c)
Ratio of expenses to average net assets           0.45%(c)        0.45%          0.45%          0.45%(c)
Ratio of net investment income
   to average net assets                          3.14%(c)        2.68%          1.39%          0.60%(c)

(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns for periods less than one full year are not annualized.
(b) Commencement of share class.
(c) Annualized.



 The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2007 (UNAUDITED)


1.       ORGANIZATION:

The U.S. Treasury Money Market Portfolio, General Money Market Portfolio, Tax-Exempt Money Market Portfolio, and U.S. Treasury Income Portfolio are separate portfolios of The Valiant Fund. The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E. The five classes are identical, except as to the services offered to, and the expenses borne, by each class. This report covers U.S. Treasury Money Market Portfolio, General Money Market Portfolio, and Tax-Exempt Money Market Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios") for the six months ending February 28, 2007. A separate report is issued for the U.S. Treasury Income Portfolio for the six months ending February 28, 2007. The Portfolios invest primarily in money market instruments maturing in 13 months or less.

2.       SIGNIFICANT ACCOUNTING POLICIES:

          The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:

               Each Portfolio values its investments on the basis of amortized cost, which involves valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization to maturity of any premium. The amortized cost value of an instrument may be higher or lower than the price a Portfolio would receive if it sold the instrument.

         As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS AND RELATED INCOME:

                 Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

                 REPURCHASE AGREEMENTS:

                 Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. (Reich & Tang). The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the appropriate collateral levels held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

THE VALIANT FUND

                          FEBRUARY 28, 2007 (UNAUDITED)


EXPENSE ALLOCATION:

         Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio. Expenses specific to a class are charged to that class.

DIVIDENDS TO SHAREHOLDERS:

          The Portfolios declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Additional dividends are also paid to the Portfolios' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies. Dividends are recorded on the ex-dividend date.

          The amount of dividends from net investment income and net realized gains are determined in accordance with U.S. income tax regulations, which may differ from the U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified among the components of net assets (See Note 7). Temporary differences do not require reclassification.

FEDERAL TAXES:

         Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and distribute substantially all of its taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income tax is required.

3.       RELATED PARTY TRANSACTIONS:

INVESTMENT ADVISER:

         Integrity Management & Research, Inc. (the "Manager"), a wholly-owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Manager provides day-to-day investment advisory services to each Portfolio. Reich & Tang serves as Sub-Adviser to Portfolio and, subject to the supervision of the Trustees and of the Manager, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. The Manager, subject to the general supervision of the Board and in accordance with the investment objective, policies and restrictions of each Portfolio, also provides the Portfolios with ongoing investment guidance, policy direction and monitoring of the Sub-Adviser pursuant to a sub-advisory agreement. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio. For the six months ending February 28, 2007, the Manager earned fees of $178,554, $430,332, and $145,640 from the U.S. Treasury Money Market Portfolio, the General Money Market Portfolio, and the Tax-Exempt Money Market Portfolio, respectively. At February 28, 2007, there was a payable due to the Manager in the amount $23,708, $62,383, and $24,066 from the U.S. Treasury Money Market Portfolio, the General Money Market Portfolio, and the Tax-Exempt Money Market Portfolio, respectively.

         Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees, Trustee fees and other miscellaneous non-recurring fees.

         Certain trustees of the Trust indirectly own and/or are also officers of the Manager.

CUSTODIAN:

         The Bank of New York, ("Custodian") is the Custodian for each Portfolio under custodian agreements with respect to each Portfolio.

THE VALIANT FUND

                          FEBRUARY 28, 2007 (UNAUDITED)


         The Bank of New York also provides fund accounting and administrative services pursuant to a Fund Accounting Agreement dated September 1, 2001 (the "Fund Accounting Agreement") between the Trust and The Bank of New York. The Fund Accounting Agreement has provisions for termination, limitation of liability and indemnification. The Bank of New York maintains all Trust books and records required under Rule 31a-1 under the Investment Company Act of 1940, as amended, performs daily accounting services and provides additional fund reporting and record keeping services. All Bank of New York fees are paid by the Adviser.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

         Integrity Investments, Inc. (the "Distributor"), an affiliate of the Manager, acts as exclusive distributor of the Trust's shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:

                               CLASS                          FEE RATE
                               -----                          --------
                               Class A Shares                  0.35%
                               Class B Shares                  0.35
                               Class C Shares                  0.65
                               Class D Shares                  0.50
                               Class E Shares                  0.80

EXPENSE LIMITATIONS:

                 The Portfolios' Manager and Distributor have contractually agreed to reimburse expenses and waive certain distribution fees necessary to limit total expenses to the following rates until December 31, 2007:

                               CLASS                     EXPENSE LIMITATION
                               -----                     ------------------
                               Class A Shares                   0.20%
                               Class B Shares                   0.45
                               Class C Shares                   0.85
                               Class D Shares                   0.70
                               Class E Shares                   1.00


FEE REIMBURSEMENTS:
         Expenses reimbursed and fees waived by the Manager and Distributor are set forth on each Portfolio's Statement of Operations.

         For the six months ending February 28, 2007, the Manager and Distributor waived $27,336 of fees and expenses for the U.S. Treasury Money Market Portfolio. These expenses related to $4,205 of fees attributable to Class A, $18,663 attributable to Class B, and all Trustees fees of $4,468 incurred by the Portfolio during the year.

         For the six months ending February 28, 2007, the Manager and Distributor waived $581,331 of fees and expenses for the General Money Market Portfolio. These expenses related to $568,805 of fees attributable to Class A, $571 attributable to Class B, and all Trustees fees of $11,955 incurred by the Portfolio during the year.

         For the six months ending February 28, 2007, the Manager and Distributor waived $255,626 of fees and expenses for the Tax-Exempt Money Market Portfolio. These expenses related to $250,919of fees attributable to Class A, $1,129 attributable to Class B, and all Trustees fees of $3,578incurred by the Portfolio during the year.

THE VALIANT FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2007 (UNAUDITED)


4.       CAPITAL SHARE TRANSACTIONS:

         Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the six months ending February 28, 2007 and the year ended August 31, 2006 are listed below (amounts represent shares and dollars):


                           U.S. TREASURY MONEY MARKET         GENERAL MONEY MARKET              TAX-EXEMPT MONEY MARKET
                                   PORTFOLIO                      PORTFOLIO                           PORTFOLIO
                         ------------------------------   -----------------------------       ------------------------------
                         FOR THE SIX          FOR THE     FOR THE SIX         FOR THE         FOR THE SIX         FOR THE
                         MONTHS ENDED      YEAR ENDED     MONTHS ENDED       YEAR ENDED       MONTHS ENDED       YEAR ENDED
                         FEBRUARY 28,        AUGUST 31,   FEBRUARY 28,       AUGUST 31,       FEBRUARY 28,       AUGUST 31,
                             2007              2006           2007              2006              2007              2006
                        -----------------------------------------------------------------------------------------------------
CLASS A SHARES:
Issued                    5,671,851         7,357,394     1,220,501,750     2,112,521,864       279,728,879       787,524,064
Reinvested                      628               306               901             2,201                19                32
Redeemed                 (5,052,937)       (7,012,095)   (1,203,335,090)   (2,068,722,614)     (299,264,224)     (771,010,978)
                         ----------------------------    --------------------------------      ------------------------------
Net increase
(decrease) in
Class A Shares              619,542           345,605        17,167,561        43,801,451       (19,535,326)       16,513,118
                         ----------------------------    --------------------------------      ------------------------------

CLASS B SHARES:
Issued                   58,051,532       159,245,943         1,406,107           655,529        15,160,508         7,737,242
Reinvested                     --             168,786              --                --              17,664            35,021
Redeemed                (73,612,018)     (196,011,674)         (192,883)         (661,002)      (15,230,806)       (8,873,793)
                        -----------------------------    --------------------------------      ------------------------------
Net increase
(decrease) in
Class B Shares          (15,560,486)      (36,596,945)        1,213,224            (5,473)          (52,634)       (1,101,530)
                        -----------------------------    --------------------------------      ------------------------------

CLASS D SHARES:
Issued                  145,311,142       317,226,353        24,729,998        77,148,735              --                --
Reinvested                     --                --              26,949            21,947              --                --
Redeemed               (154,289,263)     (366,454,130)      (24,884,816)      (65,715,543)             --                --
                       ------------------------------    --------------------------------      ------------------------------
Net
decrease in              (8,978,121)      (49,227,777)         (127,869)       11,455,139              --                --
Class D Shares
                       ------------------------------    --------------------------------      ------------------------------

CLASS E SHARES:
Issued                   37,667,842       128,626,578        23,305,290        86,497,269              --                --
Reinvested                1,109,239           878,214                26                42              --                --
Redeemed                (71,911,332)      (73,672,732)      (25,661,118)      (83,399,602)             --                --
                       ----------------------------    --------------------------------      ------------------------------
Net increase
(decrease) in
Class E Shares          (33,134,251)       55,832,060        (2,355,802)        3,097,709              --                --
                       ------------------------------    --------------------------------      ------------------------------
NET INCREASE
(DECREASE) IN
SHARE TRANSACTIONS
                        (57,053,316)      (29,647,057)       15,897,114        58,348,826       (19,587,960)       15,411,588
                      ===============================    ================================      ==============================


THE VALIANT FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2007 (UNAUDITED)



5.       SECURITIES LENDING:

          Under an agreement with the Custodian, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. The Portfolios also continue to receive interest on the securities loaned. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest. The cash collateral is received and is invested in a money market account with the Custodian. A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the Portfolios. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. As of February 28, 2007, there were no outstanding securities on loan for any of the Portfolios.

   6.         CONCENTRATION OF CREDIT RISK:

                            As of February 28, 2007, approximately 42.3% of the
Tax-Exempt Money Market Portfolio
was invested in
obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 90.2% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions.

   7.         FEDERAL TAX INFORMATION:

         All of the dividends paid for the six months ending February 28, 2007 and the year ended August 31, 2006 by the General Money Market Portfolio and the U.S. Treasury Money Market Portfolio are ordinary income for federal income tax purposes.

         During the six months ending February 28, 2007 and the year ended August 31, 2006, all of the distributions paid by the Tax-Exempt Money Market Portfolio have been designated tax-exempt income distributions.

         Undistributed net investment income differs for financial statement and tax purposes primarily due to the timing of dividend payments.

         At August 31, 2006 the following reclassification was made to the capital account of the noted fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of the expiration of unused capital loss carryforwards. Net investment income, net realized gains, and net assets were not affected by these changes.

                                        UNDISTRIBUTED
                                        CAPITAL GAINS/
                                         ACCUMULATED             PAID IN
                                            LOSSES               CAPITAL
                                        -------------------   ----------------
Tax - Exempt Money Market Fund              $8,571                ($8,571)

THE VALIANT FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2007 (UNAUDITED)




For federal income tax purposes, the following Portfolios have capital loss carryforwards as of August 31, 2006, which are available to offset future realized gains, if any:

                  NAME                     AMOUNT                 EXPIRES
--------------------------------       ---------------------------------------
U.S. Treasury Money Market             $     228,583                2008
                                              21,859                2009
                                      ---------------
                                       $     250,442
                                      ===============

General Money Market                   $      51,799                2008
                                               1,354                2013
                                                  22                2014
                                      ---------------
                                       $      53,175
                                      ===============


Tax-Exempt Money Market                $       2,545                2008
                                              42,330                2009
                                     ----------------
                                       $      44,875
                                     ================



         Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the fund's next taxable year. The General Money Market Portfolio will elect to defer post-October losses in the amount of $667.


   8.         BENEFICIAL OWNERSHIP

         The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2007, Relico held 97.31% of Class A shares, Hare & Co. held 100% of Class B shares, and 26.13% of Class D shares, Relico held 31.71% of Class D, Band & Co. held 42.07% of Class D, and Commerce Bank held 74.89% of Class E shares of the U.S. Treasury Money Market Portfolio in omnibus accounts for the sole benefit of their customers. First Union National Bank held 82.78% of the Class A shares and Relico held 100% of the Class B and Class E shares, and 98.93% of the Class D shares of the General Money Market Portfolio in omnibus accounts for the sole benefit of their customers. First Union National Bank held 87.59% of Class A shares, Reich & Tang Services, Inc. (a related party to the Sub-Advisor) held 47.90% and Relico held 52.10% of Class B shares of the Tax-Exempt Money Market Portfolio in omnibus accounts for the sole benefit of their customers.

THE VALIANT FUND

                          FEBRUARY 28, 2007 (UNAUDITED)





   9.          RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the impact that FIN 48 will have on the financial statements.


On September 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements"("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fairvalue measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the financial statements.

MANAGEMENT OF THE TRUST (UNAUDITED)

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

 RICHARD F. CURCIO                     PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.


JOHN S. CULBERTSON                                            TRUSTEE

 Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.


RUFUS C. CUSHMAN JR.                                          TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.


H. WILLIS DAY TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                                                TRUSTEE

Private investor since 1987.


KENNETH J. PHELPS                                             TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.


DENIS R. CURCIO                          VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 30, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                                            VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 34, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and is available without charge, upon request by calling 1-800-828-2176.


Proxy Voting Policies and Procedures

A description of the Portfolios' proxy voting policies and procedures and information regarding how the Portfolios' voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by accessing the Portfolios' Form N-PX on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

                                THE VALIANT FUND


                         U.S. TREASURY INCOME PORTFOLIO



















                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2007


THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2007*

ASSETS:
Cash                                                                      $ 985
                                                                          -----
       TOTAL ASSETS                                                         985
                                                                          -----

LIABILITIES:
Accrued expenses and other liabilities:
     Investment manager                                                   $ 364
                                                                          -----
       TOTAL LIABILITIES                                                    364
                                                                          -----
NET ASSETS                                                                $ 621
                                                                          =====

COMPOSITION OF NET ASSETS:
Capital                                                                   $ 622
Undistributed net investment income                                          84
Accumulated net realized loss from
      investment transactions                                               (85)
                                                                          -----
NET ASSETS                                                                $ 621
                                                                          =====

Class A Shares
     Net Assets                                                           $ 621
     Shares outstanding                                                     622
     Net Asset Value, Offering Price and
        Redemption Price per share                                        $1.00
                                                                          =====

* The portfolio has been inactive since 2001.

The accompanying notes are an integral part of these financial statements.


THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS, CLASS A SHARES
--------------------------------------------------------------------------------

                                          FOR THE
                                      SIX MONTHS ENDED                              FOR THE YEARS ENDED
                                   FEBRUARY 28, 2007 (a)   -----------------------------------------------------------------------
                                        (UNAUDITED)           2006(b)         2005(c)       2004(d)        2003(e)       2002(f)
                                   ---------------------   ------------    ------------   -----------    -----------    ----------
Net Asset Value,
  Beginning of Period                 $    1.000             $ 1.000         $ 1.000        $ 1.000       $ 1.000         $ 1.000
                                   ---------------------   ------------    ------------   -----------    -----------    ----------
Investment Activities
      Net investment income                  --                 --               --            --            --             --
      Net realized gain from
        investment transactions              --                 --               --            --            --             --
                                   ---------------------   ------------    ------------   -----------    -----------    ----------
      Total from investment
        activities                           --                 --               --            --            --             --
                                   ---------------------   ------------    ------------   -----------    -----------    ----------
Dividends
      Net investment income                  --                 --               --            --            --             --
                                   ---------------------   ------------    ------------   -----------    -----------    ----------
      Total dividends                        --                 --               --            --            --             --
                                   ---------------------   ------------    ------------   -----------    -----------    ----------
Net Asset Value, End of Period        $    1.000            $ 1.000          $ 1.000        $ 1.000       $ 1.000        $ 1.000
                                   =====================   ============    ============   ===========    ===========    ==========
Total Return                                 --                 --               --            --            --             --
Ratios/Supplementary Data:
Net Assets at end of period (000)           $ 1                  $ 1             $ 1           $ 1           $ 1           $ 1
Ratio of expenses to average
  net assets                                 --                 --                --           --            --             --
Ratio of net investment income
to average net assets                        --                 --                --           --            --             --





(a) The Portfolio did not operate during the six months ended February 28, 2007.
(b)  The Portfolio did not operate during the year ended August 31, 2006.
(c)  The Portfolio did not operate during the year ended August 31, 2005.
(d)  The Portfolio did not operate during the year ended August 31, 2004.
(e)  The Portfolio did not operate during the year ended August 31, 2003.
(f)  The Portfolio did not operate during the year ended August 31, 2002.

The accompanying notes are an integral part of these financial statements.

THE VALIANT FUND
U.S. TREASURY INCOME PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2007

1.       ORGANIZATION:

          The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. A separate annual report is issued for the U.S. Treasury Money Market Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio, separate portfolios of the Trust. This report covers the U.S. Treasury Income Portfolio (hereinafter referred to as "Portfolio") for the six months ended February 28, 2007, during which period the Portfolio did not conduct operations. As the Portfolio did not have any operations during the years ended August 31, 2006 or August 31, 2005, a Statement of Operations and Statement of Changes in Net Assets has not been presented.

2.       SIGNIFICANT ACCOUNTING POLICIES:

          The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:

           Investments of the Portfolio are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security. For the six months ended February 28, 2007, the Portfolio did not engage in any investment activities.

SECURITIES TRANSACTIONS AND RELATED INCOME:

          Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount. For the six months ended February 28, 2007, the Portfolio did not engage in any investment activities nor did it receive any related income.


         EXPENSE ALLOCATION:

         Expenses directly attributable to a portfolio are specifically identified and charged. Trust expenses are allocated proportionately among each of the Portfolios within the Trust in relation to the net assets of each portfolio or another reasonable basis. There were no expenses incurred by the Portfolio during the past six months.

CAPITAL SHARE TRANSACTIONS:

          The Portfolio is authorized to issue an unlimited number of shares with no par value. No capital transactions occurred during the year.

BENEFICIAL OWNERSHIP

         The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2007, Integrity Investments held 100% of the shares of the Portfolio. Certain officers and shareholders of Integrity Investments are also officers of the Trust.

MANAGEMENT OF THE TRUST (UNAUDITED)

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

RICHARD F. CURCIO                      PRESIDENT, TRUSTEE, CHAIRMAN OF THE BOARD

Founded Integrity Investments, Inc. (a broker/dealer) and Integrity Management & Research, Inc.(an investment adviser) in 1992, and is currently President and Director of each. Senior Vice President/Regional Manager for Fidelity Institutional Services Company from 1987 to 1992. Associated with Fidelity Distributors from 1979 to 1992.


JOHN S. CULBERTSON                     TRUSTEE

 Retired. Trust Consultant with Fidelity Investments Institutional Services Co. from 1990 to 1993.


RUFUS C. CUSHMAN JR.                   TRUSTEE

Retired. Money Manager with Fidelity Management & Research Corp. From 1968 through 1994.


H. WILLIS DAY TRUSTEE

Retired. Former Senior Vice President of Southeast Bank, FLA, N.A.

ROGER F. DUMAS                         TRUSTEE

Private investor since 1987.


KENNETH J. PHELPS                      TRUSTEE

President, Principal and Director of Reliance Trust Company, Atlanta, GA since 1992. Chairman, Chief Executive Officer and Director, C&S/Sovran Trust Company, Inc. from 1987 to 1992.


DENIS R. CURCIO                        VICE PRESIDENT, SECRETARY AND TREASURER

Mr. Curcio joined Integrity Investments, Inc. the distributor of The Valiant Fund in June of 1998 after graduating from Jacksonville University with a BS in Finance. Aged 30, Denis is responsible for oversight and administration of The Valiant Fund.

BRENDEN R. CURCIO                      VICE PRESIDENT

Mr. Curcio joined Integrity Investments, Inc., the distributor of The Valiant Fund in June of 1994 after graduating from Stetson University with a BBA in Finance. Aged 34, Brenden is responsible for institutional sales of The Valiant Fund in the Northeast and Midwest.

The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and is available without charge, upon request by calling 1-800-828-2176.


Proxy Voting Policies and Procedures

A description of the Portfolios' proxy voting policies and procedures and information regarding how the Portfolios' voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge and upon request, by calling Integrity Investments, Inc. at 1-800-828-2176 or by accessing the Portfolios' Form N-PX on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable with semi annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semi annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semi annual filing.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable with semi annual filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  .  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS:

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. EXHIBITS.

(a)(1) Not applicable with semi annual filing.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) THE VALIANT FUND



By (Signature and Title) /S/ RICHARD F. CURCIO
                        --------------------------------------
                        Richard F. Curcio, Chairman of the Board and President



Date                                APRIL 26, 2007
    ----------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)  /S/ RICHARD F. CURCIO
                        -----------------------------------------------
                         Richard F. Curcio, Chairman of the Board and President



Date                                APRIL 26, 2007
    -------------------------------------------------------------------



By (Signature and Title)      /S/ DENIS R. CURCIO
                        --------------------------------------
                              Denis R. Curcio, Treasurer



Date                                APRIL 26, 2007
    -------------------------------------------------------------------